Commitments and Contingencies - Samsung (Narrative) (Details) $ in Millions	1 Months Ended	9 Months Ended	12 Months Ended	24 Months Ended
	Jul. 31, 2018 USD ($) newbuilding	Sep. 30, 2018 USD ($) newbuilding	Dec. 31, 2017 USD ($) newbuilding	Dec. 31, 2020 vessel
Loss Contingencies [Line Items]
Number of newbuildings | newbuilding		6
Suezmax DP2 shuttle tanker newbuildings | Samsung Heavy Industries Co., Ltd.
Loss Contingencies [Line Items]
Number of newbuildings | newbuilding			4
Contractual obligation			$ 601.0
Payments made toward commitments		$ 63.3
Payments due in the remainder of 2018		26.7
Estimated remaining payments required to be made, 2019		321.5
Estimated remaining payments required to be made, 2020		189.0
Suezmax DP2 shuttle tanker newbuildings | Scenario, Forecast | Samsung Heavy Industries Co., Ltd.
Loss Contingencies [Line Items]
Number of vessels | vessel				2
Aframax DP2 shuttle tanker newbuildings
Loss Contingencies [Line Items]
Number of newbuildings | newbuilding	2
Aframax DP2 shuttle tanker newbuildings | Samsung Heavy Industries Co., Ltd.
Loss Contingencies [Line Items]
Contractual obligation	$ 270.0
Payments made toward commitments		11.9
Payments due in the remainder of 2018		0.6
Estimated remaining payments required to be made, 2019		55.9
Estimated remaining payments required to be made, 2020		122.7
Estimated remaining payments required to be made, 2021		$ 78.7